Accrued Product Warranty and Deferred Warranty Revenue (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended						12 Months Ended
	Oct. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Jul. 31, 2011	Apr. 30, 2011	Jul. 31, 2010	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010
Product Liability Contingency [Line Items]
Accrued product warranty and deferred warranty revenue, at beginning of period			$ 598				$ 598		$ 506		$ 492
Cost accrued and revenues deferred							571	[1]	407	[1]	269	[1]
Acquisitions									5
Adjustments to pre-existing warranties	149	104	123	30	27	25	404	[2]	79	[2]	51	[2]
Payments and revenues recognized							(455)		(399)		(306)
Accrued product warranty and deferred warranty revenue, at end of period	1,118						1,118		598		506
Less: Current portion	551						551		263		252
Noncurrent accrued product warranty and deferred warranty revenue	$ 567						$ 567		$ 335		$ 254

[1]	The warranty estimation for engines sold in 2012 includes a factor for improvements to the design and manufacturing process that was based on historical experience. In the fourth quarter of 2012 we identified a deviation from historic experience and we recorded an adjustment for a change in estimate to increase in the costs accrued for warranty of $28 million, or $0.41 per diluted share for products sold in the first three quarters of 2012.
[2]	In the first quarter of 2012, we recorded significant adjustments for changes in estimates of $123 million, or $1.76 per diluted share. In the second quarter of 2012, we recorded significant adjustments for changes in estimates of $104 million, or $1.51 per diluted share. In the fourth quarter of 2012, we recorded significant adjustments for changes in estimates of $149 million, or $2.16 per diluted share. In the third quarter of 2011, we recorded significant adjustments for changes in estimates of $30 million, or $0.39 per diluted share. In the second quarter of 2011, we recorded significant adjustments for changes in estimates of $27 million, or $0.34 per diluted share. In the third quarter of 2010, we recorded significant adjustments for changes in estimates of $25 million, or $0.34 diluted share.